Income Fund
Income Fund
TRIBUTARY FUNDS, INC.

Supplement dated August 14, 2015

to the Prospectus dated August 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS

 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Your Prospectus is hereby amended as follows:

On page 5, for the Tributary Income Fund, please delete the expense example table in its entirety and replace with the following table:
Expense Example - Income Fund - USD ($)	1 year	3 years	5 years	10 years
Institutional	89	331	593	1,341
Institutional Plus	66	262	474	1,085

Please retain this supplement for future reference.